Income Taxes	6 Months Ended
Jun. 30, 2025
Income Tax Disclosure [Abstract]
Income Taxes

Note 14 – Income Taxes

Cayman Islands

Cayman Islands entities are not subject to income taxes on profits, income, gains or appreciation, and there is no taxation in the nature of inheritance tax or estate duty. There are no other taxes likely to be material to the Company levied by the Government of the Cayman Islands except for stamp duties which may be applicable on instruments executed in, or, after execution, brought within the jurisdiction of the Cayman Islands. The Cayman Islands is not party to any double tax treaties that are applicable to any payments made to or by our company. There are no exchange control regulations or currency restrictions in the Cayman Islands.

Payments of dividends and capital in respect of the Company’s ordinary shares will not be subject to taxation in the Cayman Islands and no withholding will be required on the payment of a dividend or capital to any holder of our ordinary shares, as the case may be, nor will gains derived from the disposal of our ordinary shares be subject to Cayman Islands income or corporation tax.

Malaysia

Malaysia Income Tax is calculated at 24% of the estimated assessable profits for the relevant year. Net operating losses can be carried forward for a limit of ten consecutive years starting from the year subsequent to the year in which the loss was incurred.

For Labuan Trading activity, the chargeable profits would subject to tax under Labuan Business Activity Act, 1990 (“LBATA”) of which 3% of net audited profits would be taxed.

Singapore

Singapore Income Tax is calculated at 17% of chargeable income for the relevant year. Net operating losses can be carried forward indefinitely to offset against future taxable income.

Taxable (loss) income before income taxes by jurisdiction are as follows:

	For the Six Months Ended	For the Years Ended
	June 30, 2025	December 31, 2024	December 31, 2023
	(Unaudited)	(Audited)	(Audited)
Labuan	$1,022	$26,190	$25,263
Malaysia	(1,039,138)	1,280,329	684,759
Singapore	50,082	121,780	64,217
Total tax (benefits) expenses	$(988,034)	$1,428,299	$774,239

Reconciliations of the statutory income tax rate and the Company’s effective income tax rate are as follow:

	For the Six Months Ended	For the Years Ended
	June 30, 2025	December 31, 2024	December 31, 2023
	(Unaudited)	(Audited)	(Audited)
Income tax expense at Labuan statutory rate	$8,411	26,247	$25,375
Income tax expense at Malaysia statutory rate	283,787	613,388	710,438
Income tax expense at Singapore statutory rate	69,507	110,461	91,240
Increases (decreases) due to:
Other adjustments	(303,211)	743,918	(177,593)
Temporary differences	(45,490)	(9,092)	13,072
Other exemption, rebate and credit	-	(26,038)	(56,397)
(Over) Under provision in prior years(1)	(1,001,038)	(30,585)	168,104
Tax expense (benefits), net	$(988,034)	1,428,299	$774,239

(1)	With the change of fiscal year end from December 31 to June 30, the reporting period of Tumpuan Megah covered 18 months from January 1, 2024 to June 30, 2025. Given Tumpuan Megah recorded a net loss for the six months ended June 30, 2025, the tax loss position reduced the overall assessable profits for the full 18-month reporting period. As a result, the provision for income tax previously recognized for the year ended December 31, 2024 was overstated by $1,001,038.

TMD Energy Limited

Notes to Unaudited Consolidated Financial Statements

For the Six Months Ended June 30, 2025 and the Years Ended December 31, 2024 and 2023